Condensed Consolidated Interim Balance Sheet - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 430,874	$ 466,544
Trade and other current receivables	26,752	30,218
Current inventories	11,838	11,122
Other current assets	18,246	17,298
Total current assets	487,710	525,182
Non-current assets
Property, plant and equipment	3,938	4,066
Right-of-use assets	6,726	7,164
Intangible assets	13,851	13,582
Interest in joint venture	38,734	41,236
Deferred tax asset	29,905	26,049
Other long-term assets	1,022	693
Total non-current assets	94,176	92,790
Total assets	581,886	617,972
Current liabilities
Accounts payable	16,453	12,080
Other current liabilities	40,411	50,497
Lease liabilities, short-term	981	1,029
Current income tax payable	6,380	3,754
Convertible loans, short-term	6,549	6,575
Total current liabilities	70,774	73,935
Non-current liabilities
Convertible loans, long-term	88,415	87,153
Convertible loans, derivatives	22,092	37,947
Deferred royalty obligation, long-term	204,104	218,664
Deferred gain of joint venture	23,539	23,539
Lease liabilities, long-term	6,614	6,994
Defined benefit pension liabilities	3,681	3,652
Total non-current liabilities	348,445	377,949
Total liabilities	419,219	451,884
Equity attributable to owners of the parent
Share capital	6,445	6,445
Share premium	981,818	981,827
Treasury shares	(119)	(128)
Other reserves	116,044	102,646
Cumulative translation adjustments	25	183
Accumulated losses	(941,546)	(924,885)
Total equity attributable to owners of the parent	162,667	166,088
Total liabilities and equity	$ 581,886	$ 617,972